Changes in the Group structure	6 Months Ended
Jun. 30, 2020
Changes in the Group structure
Changes in the Group structure

2) Changes in the Group structure

2.1) Main acquisitions and divestments

➢	Integrated Gas, Renewables & Power
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On February 28, 2020, TOTAL finalized the acquisition of 37.4% interest in Adani Gas Limited, one of the four main distributors of city gas in India. To acquire 37.4% of equity shares of Adani Gas Limited, TOTAL launched a tender offer to public shareholders on October 14, 2019 that ended on January 14, 2020, then acquired the remaining shares from Adani on February 27 and 28, 2020.

➢	Exploration & Production
•	On March 31, 2020, TOTAL finalized the sale of its subsidiary Total E&P Deep Offshore Borneo BV which holds an 86.95% interest in Block CA1, located 100 kilometers off the coast of Brunei, to Shell.

2.2) Divestment projects

➢	Exploration & Production
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In May 2020, TOTAL confirmed its commitment to completing the sale of its UK North Sea non-core assets, first announced in July 2019. TOTAL and Norway-based private equity investor HitecVision have successfully renegotiated the financial terms of the deal to respond to the current environment – while Petrogas is no longer part of the transaction. Subject to necessary approvals, the parties expect to complete the transaction by the third quarter of 2020.

At June 30, 2020,  the assets and liabilities have been respectively classified in the consolidated balance sheet in “asset classified as held for sale” for an amount of $421 million and “liabilities classified as held for sale” for an amount of $328 million. The concerned assets mainly include intangible and tangible assets.